Average Annual Total Returns (Vanguard International Value Fund Retail)	Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI ACWI ex USA Index Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI EAFE Index Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014	Spliced International Index Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.69%)	(7.32%)	(3.32%)	(3.87%)	(4.90%)	(3.87%)
Five Years	4.66%	4.15%	3.68%	4.43%	5.33%	3.85%
Ten Years	5.17%	4.41%	4.26%	5.13%	4.43%	3.70%